Schedule of Investments
December 31, 2022 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.85%

Accident & Health Insurance- 4.14%
CNO Financial Group, Inc.	61,980	1,416,243

Agriculture Production-Crops - 2.52%
Dole PLC (Ireland)	89,333	862,063

Agriculture Production - Livestock & Animal Specialties - 1.14%
Cal-Maine Foods, Inc.	7,183	391,114

Apparel & Other Finished Products of Fabrics & Similar Material - 1.71%
Under Armour, Inc. Class A (2)	57,568	584,891

Business Services, NEC - 4.13%
Conduent, Inc. (2)	348,939	1,413,203

Computer Communications Equipment - 1.11%
A10 Networks, Inc.	22,869	380,311

Construction Special Trade Contractors - 1.07%
Matrix Service Co. (2)	59,099	367,596

Crude Petroleum & Natural Gas - 7.16%
Antero Resources Corp. (2)	31,470	975,255
CNX Resources Corp. (2)	64,314	1,083,048
TETRA Technologies, Inc. (2)	113,772	393,651

		2,451,954

Cutlery, Handtools & General Hardware - 1.32%
Hillman Solutions Corp. Class A (2)	62,835	453,040

Deep Sea Foreign Transportation of Freight - 0.84%
Ardmore Shipping Corp. (Bermuda) (2)	19,960	287,624

Electric Lighting & Wiring Equipment - 4.89%
LSI Industries, Inc.	136,747	1,673,783

Electric & Other Services Combined - 1.93%
Allete, Inc.	10,260	661,873

Electrical Industrial Apparatus - 1.66%
Graftech International Ltd.	119,317	567,949

Fire, Marine & Casualty Insurance - 6.56%
SiriusPoint Ltd. (Bermuda) (2)	175,059	1,032,848
Tiptree, Inc. Class A	87,778	1,214,848

		2,247,696

Footwear, (No Rubber)- 1.89%
Wolverine World Wide, Inc.	59,157	646,586

Glass Containers - 4.13%
O-I Glass, Inc. (2)	85,245	1,412,510

Household Audio & Video Equipment - 1.68%
Knowles Corp. (2)	35,099	576,326

Industrial Inorganic Chemicals - 0.93%
Tronox Holdings PLC Class A (United Kingdom)	23,261	318,908

Life Insurance - 7.68%
Genworth Financial, Inc. Class A (2)	266,306	1,408,759
National Western Life Group, Inc. Class A	4,346	1,221,226

		2,629,985

Meat Packing Plants - 1.35%
Seaboard Corp.	122	460,576

Metal Mining - 1.55%
Cleveland Cliffs, Inc. (2)	33,000	531,630

Plastics, Foil & Coated Paper Bags - 1.13%
Pactiv Evergreen, Inc.	33,965	385,842

Printed Circuit Boards - 5.52%
Celestica, Inc. (Canada) (2)	120,500	1,358,035
Sanmina Corp. (2)	9,300	532,797

		1,890,832

Retail-Women's Clothing Stores - 1.86%
Chico's FAS, Inc. (2)	129,550	637,386

Retail-Apparel & Accessory Stores - 1.03%
Hanesbrands, Inc.	55,230	351,263

Retail-Miscellaneous Retail - 1.61%
EZCORP, Inc. Class A (2)	67,549	550,524

Security Brokers, Dealers & Flotation Companies - 1.47%
Virtu Financial, Inc. Class A	24,642	502,943

Semiconductors & Related Devices- 0.51%
Photronics, Inc. (2)	10,429	175,520

Services-Computer Integrated Systems Design - 4.70%
Allscripts Healthcare Solutions, Inc. (2)	28,656	505,492
Kyndryl Holdings, Inc. (2)	61,909	688,428
Unisys Corp. (2)	81,036	414,094

		1,608,014

Special Industry Machinery - 0.62%
Manitex International, Inc. (2)	53,486	213,944

State Commercial Banks - 3.40%
Trustco Bank Corp. NY	30,938	1,162,959

Surety Insurance - 2.96%
MGIC Investment Corp.	61,442	798,746
Old Republic International Corp.	8,890	214,693

		1,013,439

Surgical & Medical Instruments & Apparatus - 3.58%
Accuray, Inc. (2)	183,917	384,387
Orthofix Medical, Inc. (2)	40,912	839,923

		1,224,310

Telephone & Telegraph Apparatus - 4.85%
ADTRAN, Inc.	44,345	833,243
Infinera Corp. (2)	122,700	826,998

		1,660,241

Textile Mill Products - 1.00%
Unifi, Inc. (2)	39,796	342,644

Water Supply - 1.22%
Pure Cycle Corp. (2)	39,962	418,802

Total Common Stock	(Cost $ 27,209,559)	32,474,524

Real Estate Investment Trusts - 1.41%

Brixmor Property Group, Inc.	21,320	483,324

Total Real Estate Investment Trusts	(Cost $ 190,168)	483,324

Money Market Registered Investment Companies - 4.20%

Federated Treasury Obligation Fund - Institutional Shares - 4.14% (4)	1,437,146	1,437,146

Total Money Market Registered Investment Companies	(Cost $ 1,437,146)	1,437,146

Total Investments - 100.46%	(Cost $ 28,836,873)	34,394,994

Liabilities in Excess of Other Assets - -.46%		(156,853)

Total Net Assets - 100.00%		34,238,141

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$34,394,994	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,394,994	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at December 31, 2022.